Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2025
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Cash and Cash Equivalents
(5) Cash and Cash Equivalents
Cash and cash equivalents as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025
Cash and deposits	¥3,381,610	¥3,261,111
Cash equivalents	1,572,955	1,267,684

Total	¥4,954,565	¥4,528,795

Cash equivalents held by Honda mainly consist of money market funds and certificates of deposit.